Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Balance at Dec. 31, 2013				$ 687,494	$ 152,257
Change in unrealized net capital gains and losses	$ 18,293				18,293
Net income	125,962			125,962
Change in unrealized foreign currency translation adjustments	(934)				(934)
Balance at Dec. 31, 2014	1,126,101	$ 2,500	$ 140,529	813,456	169,616
Change in unrealized net capital gains and losses	(12,496)				(12,496)
Net income	73,360			73,360
Change in unrealized foreign currency translation adjustments	(1,172)				(1,172)
Balance at Dec. 31, 2015	1,185,793	2,500	140,529	886,816	155,948
Change in unrealized net capital gains and losses	24,554				24,554
Net income	51,401			51,401
Change in unrealized foreign currency translation adjustments	1,138				1,138
Balance at Dec. 31, 2016	$ 1,262,886	$ 2,500	$ 140,529	$ 938,217	$ 181,640